S000088578 [Member] Annual Total Returns	Oct. 31, 2025
iShares iBonds 1-5 Year High Yield and Income Ladder ETF | iShares iBonds 1-5 Year High Yield and Income Ladder ETF
Prospectus [Line Items]
Annual Return [Percent]	7.17%